Summary of Significant Accounting Policies (as restated) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of Net Income (Loss) Per Ordinary Share

	Three Months Ended March 31,
	2022	2021
NET INCOME	$25,107	$29,745
Less:
Net income attributable to noncontrolling interest	208	145
Redeemable Preferred Stock dividend	18,847	16,885
NET INCOME ATTRIBUTABLE TO GRIFFEY GLOBAL HOLDINGS, INC.	$6,052	$12,715
Weighted-average common shares outstanding:
Basic	153,320,276	153,303,505
Effect of dilutive securities	19,876,983	717,121
Diluted	173,197,259	154,020,626
Net income per share attributable to Griffey Global Holdings, Inc. common stockholders:
Basic	$0.04	$0.08
Diluted	$0.03	$0.08

The following table sets forth the computation of basic earnings per common share (in thousands, except share and per share amounts):

	December 31
	2021	2020
NET INCOME (LOSS)	117,397	$(37,375)
Less:
Net (loss) income attributable to noncontrolling interest	329	(182)
Redeemable Preferred Stock dividend	71,393	64,120
NET INCOME (LOSS) ATTRIBUTABLE TO GRIFFEY GLOBAL HOLDINGS, INC.	$45,675	$(101,313)
Weighted-average common shares outstanding:
Basic	153,305,176	153,303,498
Effect of dilutive securities	4,239,642	—
Diluted	157,544,818	153,303,498
Net income (loss) per share attributable to Griffey Global Holdings, Inc. common stockholders:
Basic	$0.30	$(0.66)
Diluted	$0.29	$(0.66)

CIK0001812667 CC Neuberger Principal Holdings II
Schedule of Net Income (Loss) Per Ordinary Share

	For the Three Months Ended		For the Three Months Ended
	March 31, 2022		March 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per common share:
Numerator:
Allocation of net income	$12,988,434	$4,031,434	$20,895,929	$6,485,814

Denominator:
Basic and diluted weighted average common shares outstanding	82,800,000	25,700,000	82,800,000	25,700,000

Basic and diluted net income per common share	$0.16	$0.16	$0.25	$0.25

	For the Year Ended December 31, 2021
	Class A	Class B
Basic and diluted net loss per ordinary share:
Numerator:
Allocation of net loss	$(2,063,432)	$(640,462)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	82,800,000	25,700,000
Basic and diluted net loss per ordinary share	$(0.02)	$(0.02)

	For the Period From May 12, 2020
	(Inception) Through December 31, 2020
	Class A	Class B
Basic and diluted net loss per ordinary share:
Numerator:
Allocation of net loss	$(28,781,313)	$(13,037,333)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	53,076,923	24,042,735
Basic and diluted net loss per ordinary share	$(0.54)	$(0.54)